Long-Term Incentive Plan and Other Compensatory Awards (Details 2) (USD $)	12 Months Ended
Dec. 31, 2012
Outstanding at January 1, 2012 - Shares	1,335,149
Granted - Shares	0
Exercised - Shares	0
Forfeited or expired - Shares	(160,149)
Outstanding at December 31, 2012 - Shares	1,175,000
Exercisable - Shares	1,175,000
Outstanding at January 1, 2012 - Weighted - Average Exercise Price	$ 1.52
Granted - Weighted - Average Exercise Price	$ 0
Exercised - Weighted - Average Exercise Price	$ 0
Forfeited or expired - Weighted - Average Exercise Price	$ 1.65
Outstanding at December 31, 2012 - Weighted - Average Exercise Price	$ 1.50
Exercisable - Weighted - Average Exercise Price	$ 1.50
Outstanding - Weighted-Average Remaining Contractual Term	1 year 10 months 24 days
Exercisable - Weighted-Average Remaining Contractual Term	1 year 10 months 24 days
Outstanding - Aggregate Intrinsic Value	$ 0
Exercisable - Aggregate Intrinsic Value	$ 0